Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 3,668,926
Cost of sales	969,045
Gross profit	2,699,881
Operating expenses:
Selling, general and administrative expenses	5,080,417	177,742
Marketing and e-commerce expenses	3,140,371
Total operating expenses	8,220,788	177,742
Operating loss	(5,520,907)	(177,742)
Other (income) expenses:
Interest expense		186,760
Interest income	(40,576)
Other (income) expenses, net	3,295
Total other (income) expenses	(37,281)	186,760
Net loss from continuing operations	(5,483,626)	(364,502)
Net income (loss) from discontinued operations	(1,886,839)	(2,512,855)
Net loss	(7,370,465)	(2,877,357)
Less: net income (loss) attributable to noncontrolling interest	227,061	(294,411)
Net loss attributable to MGO stockholders	$ (7,143,404)	$ (2,582,946)
Weighted average number of shares of common stock outstanding, basic	1,426,613	1,054,242
Weighted average number of shares of common stock outstanding, diluted	1,426,613	1,054,242
Basic net loss per share to MGO stockholders on continuing operations	$ (5.01)	$ (2.45)
Diluted net loss per share to MGO stockholders on continuing operations	(5.01)	(2.45)
Basic net loss per share to MGO stockholders on discontinued operations	(1.32)	(2.38)
Diluted net loss per share to MGO stockholders on discontinued operations	$ (1.32)	$ (2.38)